Lease (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Right-of-use assets
Beginning balance			$ 1,044	[1]	$ 71	$ 71		$ 0
Additions			1,706		1,236	1,236		101
Depreciation			(829)		(91)	(263)		(30)
Ending balance	$ 1,921	$ 1,216	1,921		1,216	1,044	[1]	71
Lease liabilities
Beginning balance			1,111		70	70		0
Additions			1,706		1,236	1,236		101
Interest expense	26	19	50		27	26		1
Payments	(390)	(142)	(940)		(242)	(367)		(31)
Effect of foreign exchange rates			(35)		52	146		(1)
Ending balance	1,842	1,116	1,842		1,116	1,111		70
Lease liabilities - current	1,274	378	1,274		378	293	[1]	49
Lease liabilities - non-current	$ 568	$ 738	$ 568		$ 738	$ 818	[1]	$ 21

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).